CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - Centennial Resource Production, LLC (Centennial OpCo) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities
Net loss	$ (35,727)	$ (25,282)
Adjustments to reconcile net loss to net cash provided by operating activities:
Accretion of asset retirement obligations	129	101
Depreciation, depletion, amortization	60,810	63,902
Abandonment expense and impairment of unproved properties	2,546	3,851
Deferred tax benefit	(406)
Loss (gain) on sale of oil and natural gas properties	(11)	(2,688)
Loss on derivative instruments	4,184	(12,320)
Net cash received for derivative settlements	16,623	25,972
Amortization of debt issuance costs	363	360
Change in operating assets and liabilities:
Decrease in accounts receivable	3,021	4,956
Increase in prepaid and other assets	(165)	(656)
Increase (decrease) in accounts payable and other liabilities	144	(9,722)
Net cash provided by operating activities	51,511	48,474
Cash flows form investing activities
Acquisition of oil and natural gas properties	(55,566)	(38,315)
Development of oil and natural gas properties	(45,203)	(133,595)
Purchase of other property and equipment	(206)	(2,097)
Proceeds from sales of oil and natural gas properties		2,691
Net cash used by investing activities	(100,975)	(171,316)
Cash flows from financing activities
Proceeds from revolving credit facility	55,000	84,000
Repayment of revolving credit facility	(5,000)	(83,000)
Capital contributions		110,656
Financing obligation	(1,894)	(1,238)
Debt issuance costs		(199)
Net cash provided by the financing activities	48,106	110,219
Net decrease in the cash and cash equivalents	(1,358)	(12,623)
Cash and cash equivalents, beginning of period	1,768	13,017
Cash and cash equivalents, end of period	410	394
Supplemental cash flow information
Cash paid for interest	4,993	4,340
Supplemental noncash activity
Accrued capital expenditures included in accounts payable and accrued expenses	$ 16,339	$ 14,946